Note 11 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
11.	Rehabilitation Provisions

The Whistler Project's exploration activities are subject to State of Alaska laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30,	November 30,
	2023	2022
Undiscounted amount of estimated cash flows (US$)	386	235
Life expectancy (years)	10	3
Inflation rate	2.00%	3.48%
Discount rate	4.37%	4.13%

During the year ended November 30, 2023, the rehabilitation provision for the Whistler Project was revised higher due to changes in the estimated timing of reclamation activities and updated assumptions regarding reclamation costs. The rehabilitation provision was updated for camp structures due to additional facilities constructed during the year and for the exploration and evaluation assets due to surface disturbance resulting from past exploration programs.

In July 2017, the Company acquired the Yellowknife Project and assumed a provision for reclamation of $490 related to the restoration of the camp sites. The Yellowknife Project rehabilitation provision is expected to be settled in October 2025 and is valued under the following assumptions:

	November 30,	November 30,
	2023	2022
Undiscounted amount of estimated cash flows (CAD$)	490	490
Life expectancy (years)	2	3
Inflation rate	2.37%	3.00%
Discount rate	4.20%	3.64%

Reclamation deposits totalling $494 ( November 30, 2022 - $524) in cash have been posted with the Mackenzie Valley Land and Water Board and are held by Crown-Indigenous Relations and Northern Affairs Canada and the Government of the Northwest Territories for land use permits and a water license on the Yellowknife Project. During the year ended November 30, 2023, a $30 reclamation deposit for a portion of the Yellowknife Project was returned.

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2023	2022
	($)	($)
Balance at the beginning of year	791	900
Accretion	35	19
Change in estimate	59	(145)
Foreign currency translation adjustments	3	17
Total	888	791